OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS	OTHER CURRENT ASSETS

(in thousands of $)	2021	2020
Capitalized fulfillment costs	3,541	3,233
Agent receivables	1,227	961
Advances	1,644	1,375
Claims receivables	4,342	2,241
Bunker receivables on time charter-out contracts	16,312	12,053
Other receivables	8,092	9,488
	35,158	29,351
Other receivables are presented net of allowances for credit losses and doubtful accounts amounting to $46.3 thousands and nil as of December 31, 2021, respectively. As of December 31, 2020, allowances for credit losses and doubtful accounts amounted to $27.3 thousands and nil, respectively.